Fair Value of Financial Instruments (Fair Value, by Balance Sheet Grouping) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Loans held for investment, net	$ 26,279	$ 0
Investment securities, at fair value	62,067	41,654
Net Amounts of Assets Presented in the Consolidated Balance Sheets	9,189	0
Derivative assets, at fair value	9,189	0
Derivative Financial Instruments, Liabilities, Fair Value Disclosure	(18,455)	(3,830)
Derivative liabilities, at fair value	(18,455)	(3,830)
Senior secured revolving credit facility	0	124,604
Fair Value, Inputs, Level 3 [Member] | Carrying (Reported) Amount, Fair Value Disclosure [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Senior secured revolving credit facility	4,348,208	389,722
Fair Value, Inputs, Level 3 [Member] | Estimate of Fair Value Measurement [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Senior secured revolving credit facility	4,353,933	395,660
Convertible Debt [Member] | Carrying (Reported) Amount, Fair Value Disclosure [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Loans held for investment, net	26,279
Senior secured revolving credit facility	972,490
Convertible Debt [Member] | Fair Value, Inputs, Level 3 [Member] | Carrying (Reported) Amount, Fair Value Disclosure [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Loans held for investment, net		0
Senior secured revolving credit facility		0
Convertible Debt [Member] | Fair Value, Inputs, Level 3 [Member] | Estimate of Fair Value Measurement [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Loans held for investment, net	26,435	0
Senior secured revolving credit facility	977,373	0
Mortgages [Member] | Fair Value, Inputs, Level 3 [Member] | Carrying (Reported) Amount, Fair Value Disclosure [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Senior secured revolving credit facility	1,301,114	265,118
Mortgages [Member] | Fair Value, Inputs, Level 3 [Member] | Estimate of Fair Value Measurement [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Senior secured revolving credit facility	1,305,016	271,056
Senior Secured Credit Facility [Member] | Fair Value, Inputs, Level 3 [Member] | Carrying (Reported) Amount, Fair Value Disclosure [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Senior secured revolving credit facility	150,000	0
Senior Secured Credit Facility [Member] | Fair Value, Inputs, Level 3 [Member] | Estimate of Fair Value Measurement [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Senior secured revolving credit facility	150,000	0
Unsecured Debt [Member] | Fair Value, Inputs, Level 3 [Member] | Carrying (Reported) Amount, Fair Value Disclosure [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Senior secured revolving credit facility	1,819,800	0
Unsecured Debt [Member] | Fair Value, Inputs, Level 3 [Member] | Estimate of Fair Value Measurement [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Senior secured revolving credit facility	1,819,800	0
Trust Preferred Securities Subject to Mandatory Redemption [Member] | Carrying (Reported) Amount, Fair Value Disclosure [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Senior secured revolving credit facility	26,548
Trust Preferred Securities Subject to Mandatory Redemption [Member] | Fair Value, Inputs, Level 3 [Member] | Carrying (Reported) Amount, Fair Value Disclosure [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Senior secured revolving credit facility		0
Trust Preferred Securities Subject to Mandatory Redemption [Member] | Fair Value, Inputs, Level 3 [Member] | Estimate of Fair Value Measurement [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Senior secured revolving credit facility	23,345	0
Term Loan [Member] | Carrying (Reported) Amount, Fair Value Disclosure [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Senior secured revolving credit facility	58,979
Term Loan [Member] | Fair Value, Inputs, Level 3 [Member] | Carrying (Reported) Amount, Fair Value Disclosure [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Senior secured revolving credit facility		0
Term Loan [Member] | Fair Value, Inputs, Level 3 [Member] | Estimate of Fair Value Measurement [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Senior secured revolving credit facility	59,049	0
Other Debt Obligations [Member] | Carrying (Reported) Amount, Fair Value Disclosure [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Senior secured revolving credit facility	19,277
Other Debt Obligations [Member] | Fair Value, Inputs, Level 3 [Member] | Carrying (Reported) Amount, Fair Value Disclosure [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Senior secured revolving credit facility		0
Other Debt Obligations [Member] | Fair Value, Inputs, Level 3 [Member] | Estimate of Fair Value Measurement [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Senior secured revolving credit facility	19,350	0
Revolving Credit Facility [Member] | Senior Secured Credit Facility [Member] | Carrying (Reported) Amount, Fair Value Disclosure [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Senior secured revolving credit facility	0
Revolving Credit Facility [Member] | Senior Secured Credit Facility [Member] | Fair Value, Inputs, Level 3 [Member] | Carrying (Reported) Amount, Fair Value Disclosure [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Senior secured revolving credit facility		124,604
Revolving Credit Facility [Member] | Senior Secured Credit Facility [Member] | Fair Value, Inputs, Level 3 [Member] | Estimate of Fair Value Measurement [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Senior secured revolving credit facility	0	124,604
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets, Fair Value Disclosure	43,847
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets, Fair Value Disclosure	8,954
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets, Fair Value Disclosure	0
Fair Value, Measurements, Recurring [Member] | Estimate of Fair Value Measurement [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets, Fair Value Disclosure	52,801
Fair Value, Measurements, Recurring [Member] | Equity Securities [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Investment securities, at fair value	0
Fair Value, Measurements, Recurring [Member] | Equity Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Investment securities, at fair value	1,484
Fair Value, Measurements, Recurring [Member] | Equity Securities [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Investment securities, at fair value	0
Fair Value, Measurements, Recurring [Member] | Equity Securities [Member] | Estimate of Fair Value Measurement [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Investment securities, at fair value	1,484
Fair Value, Measurements, Recurring [Member] | Commercial Mortgage Backed Securities [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Investment securities, at fair value	60,583
Fair Value, Measurements, Recurring [Member] | Commercial Mortgage Backed Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Investment securities, at fair value	0
Fair Value, Measurements, Recurring [Member] | Commercial Mortgage Backed Securities [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Investment securities, at fair value	0
Fair Value, Measurements, Recurring [Member] | Commercial Mortgage Backed Securities [Member] | Estimate of Fair Value Measurement [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Investment securities, at fair value	60,583
Fair Value, Measurements, Recurring [Member] | Interest Rate Swap [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Net Amounts of Assets Presented in the Consolidated Balance Sheets	0
Derivative Financial Instruments, Liabilities, Fair Value Disclosure	0	0
Assets, Fair Value Disclosure		0
Fair Value, Measurements, Recurring [Member] | Interest Rate Swap [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative assets, at fair value	9,189
Assets, Fair Value Disclosure		(3,830)
Derivative liabilities, at fair value	(1,719)	(3,830)
Fair Value, Measurements, Recurring [Member] | Interest Rate Swap [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Net Amounts of Assets Presented in the Consolidated Balance Sheets	0
Derivative Financial Instruments, Liabilities, Fair Value Disclosure	0	0
Assets, Fair Value Disclosure		41,654
Fair Value, Measurements, Recurring [Member] | Interest Rate Swap [Member] | Estimate of Fair Value Measurement [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Net Amounts of Assets Presented in the Consolidated Balance Sheets	9,189
Derivative Financial Instruments, Liabilities, Fair Value Disclosure	(1,719)	(3,830)
Assets, Fair Value Disclosure		37,824
Fair Value, Measurements, Recurring [Member] | Preferred Stock and Senior Notes [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Investment securities, at fair value		0
Fair Value, Measurements, Recurring [Member] | Preferred Stock and Senior Notes [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Investment securities, at fair value		0
Fair Value, Measurements, Recurring [Member] | Preferred Stock and Senior Notes [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Investment securities, at fair value		41,654
Fair Value, Measurements, Recurring [Member] | Preferred Stock and Senior Notes [Member] | Estimate of Fair Value Measurement [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Investment securities, at fair value		41,654
Fair Value, Measurements, Recurring [Member] | Series D Preferred Stock Embedded Derivative [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative assets, at fair value	(16,736)
Fair Value, Measurements, Recurring [Member] | Series D Preferred Stock Embedded Derivative [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative assets, at fair value	0
Fair Value, Measurements, Recurring [Member] | Series D Preferred Stock Embedded Derivative [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative assets, at fair value	0
Fair Value, Measurements, Recurring [Member] | Series D Preferred Stock Embedded Derivative [Member] | Estimate of Fair Value Measurement [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative assets, at fair value	$ (16,736)